Capital Management	12 Months Ended
Jun. 30, 2023
Capital Management
Capital Management
14.	Capital Management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue the exploration and development of its projects and to maintain a flexible capital structure. The Company’s current capital consists of equity funding through the capital markets.

As the Company is currently in the exploration and development phase, none of its financial instruments are exposed to commodity price risk; however, the Company’s ability to obtain long-term financing and its economic viability may be affected by commodity price volatility.

The Company manages its capital and adjusts it in light of changes in economic conditions and the risk characteristics of the underlying assets.

In order to carry out planned exploration and development of its projects and pay for administrative costs, the Company will spend its existing working capital or utilise further equity financing, debt financing, convertible debt, or other means.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the approach to capital management during the year ended June 30, 2023.